QUARTERLY RESULTS - (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Interest Income	$ 25,893	$ 27,223	$ 27,258	$ 35,671	$ 37,529	$ 35,907	$ 36,455	$ 32,433
Repurchase Agreements Interest Expense Amount	2,011	2,043	4,479	16,523	20,022	22,321	22,431	18,892	$ 25,056	$ 83,666	$ 70,360
Net Interest Income	23,882	25,180	22,779	19,148	17,507	13,586	14,024	13,541
Realized And Unrealized Gains	(4,605)	5,745	28,749	(108,206)	3,841	(19,431)	(7,670)	(748)
Portfolio Income	19,277	30,925	51,528	(89,058)	21,348	(5,845)	6,354	12,793
Management Fees	1,826	1,629	1,616	1,724	1,856	1,791	1,653	1,608
Other Expenses	972	1,220	1,140	417	880	841	1,168	588
CostsAndExpenses	2,798	2,849	2,756	2,141	2,736	2,632	2,821	2,196
Net Income Loss	$ 16,479	$ 28,076	$ 48,772	$ (91,199)	$ 18,612	$ (8,477)	$ 3,533	$ 10,597
Earnings Per Share Diluted	$ 0.23	$ 0.42	$ 0.73	$ (1.41)	$ 0.29	$ (0.14)	$ 0.07	$ 0.22
Weighted Average Number Of Basic Shares Outstanding	70,497,000	67,302,000	66,310,000	64,590,000	63,124,000	60,419,000	52,601,000	48,905,000	67,210,815	56,328,027	52,198,175
Dividends Declared Per Common Share	$ 0.195	$ 0.190	$ 0.165	$ 0.240	$ 0.24	$ 0.24	$ 0.24	$ 0.24	$ 0.79	$ 0.96	$ 1.07